13. FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	220,298,749	223,434,849
Closing Balance	R$ 2,279,189	R$ 2,222,433
Fair Value Adjustment Recognized in profit or loss	96,133
Reclassification of Comprehensive Income for the year (note 31)	R$ (1,655,813)	R$ 0	R$ 0
Sale of shares, quantity	3,136,100
Sale of shares, share price	R$ 12.56
Sale of shares, Cash Received	R$ 39,377
USIM3
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	107,156,651	107,156,651
Share price	R$ 11.44	R$ 10.83
Closing Balance	R$ 1,225,872	R$ 1,160,506
Fair Value Adjustment Recognized in profit or loss	65,366
Reclassification of Comprehensive Income for the year (note 31)	R$ 694,685
USIM5
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	111,144,456	114,280,556
Share price	R$ 9.22	R$ 9.10
Closing Balance	R$ 1,024,752	R$ 1,039,953
Fair Value Adjustment Recognized in profit or loss	24,176
Reclassification of Comprehensive Income for the year (note 31)	R$ 865,264
Sale of shares, quantity	3,136,100
Sale of shares, share price	R$ 12.56
Sale of shares, Cash Received	R$ 39,377
PATI3
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	1,997,642	1,997,642
Share price	R$ 14.30	R$ 11.00
Closing Balance	R$ 28,565	R$ 21,974
Fair Value Adjustment Recognized in profit or loss	6,591
Reclassification of Comprehensive Income for the year (note 31)	R$ (269)